Other expenses (income) (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure of other operating income (expense) [Abstract]
Other operating income (expense)

	Quarter	Quarter	Year
	ended	ended	ended
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Government fiscal claims, cost of old tailings operations and other expenses	(1)	12	20
Pension and medical defined benefit provisions	2	2	8
Royalty received	(1)	(1)	(2)
Royalty receivables impaired	—	—	4
Retrenchment and related costs	1	—	—
Legal fees and project costs	—	1	9
Refund from insurance claim	—	(5)	(5)
Other indirect taxes	1	11	23
	2	20	57